Commitments and Contingencies (Details)							1 Months Ended					3 Months Ended	12 Months Ended
	Sep. 01, 2021 USD ($)	Jul. 06, 2021 USD ($)	Jun. 02, 2021 USD ($)	Jun. 01, 2021 USD ($)	Apr. 12, 2021 shares	Jan. 05, 2021 USD ($)	Jan. 27, 2022	Apr. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Apr. 17, 2020	Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Feb. 01, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Jan. 18, 2021 USD ($)
Commitments and Contingencies (Details) [Line Items]
Employment agreement, description											The Employment Agreement provided for a base salary of $120,000 and 7,630,949 of vested shares of the Company’s common stock in April 2020. In addition, Mr. Weisblum shall be eligible to earn a bonus, subject to the sole discretion of the Company’s Board of Directors (“Board”).
License fee		$ 10,000								$ 10,000
Commercial sale term												10 years	10 years
License agreement expire												15 years	15 years
Sublicense income, description												The Company or Company affiliates shall pay to UMB a percentage of all income received from its sublicensee as follows: (i) 25% of the Company’s sublicense income which is receivable with respect to any sublicense that is executed before the filing of an NDA (or foreign equivalent) for the first licensed product; and (b) 15% of the Company’s sublicense income which is receivable with respect to any sublicense that is executed after the filing of an NDA (or foreign equivalent) for the first licensed product.	The Company or Company affiliates shall pay to UMB a percentage of all income received from its sublicensee as follows: (i) 25% of the Company’s sublicense income which is receivable with respect to any sublicense that is executed before the filing of an NDA (or foreign equivalent) for the first licensed product; and (b) 15% of the Company’s sublicense income which is receivable with respect to any sublicense that is executed after the filing of an NDA (or foreign equivalent) for the first licensed product.
License agreement, description												the Company shall pay UMB; (i) a license fee, (ii) certain event-based milestone payments (see below for payment terms), (iii) royalty payments depending on net revenues (see below for payment terms), and (iv) a tiered percentage of sublicense income. The Company shall pay to UMB a license fee of $75,000, payable as follows: (a) $25,000 shall be due within 30 days following the effective date; and (b) $50,000 on or before the first anniversary of the effective date. The license fee is non-refundable and is not creditable against any other fee, royalty or payment. The Company shall be responsible for payment of all patent expenses in connection with preparing, filing, prosecution and maintenance of patents or patent applications relating to the patent rights. The Company paid $25,000 license fee on February 17, 2021 which was recorded as prepaid expense and is being amortized over the 15-year term. The Company recognized amortization expense of $4,375 in 2021. During the three months ended March 31, 2022, the Company recognized amortization expense of $1,250. At December 31, 2021, prepaid expense and other current assets – current amounted $5,000 and prepaid expense – non-current amounts $15,625. At March 31, 2022, prepaid expense and other current assets – current amounted $5,000 and prepaid expense – non-current amounts $14,375 as reflected in the accompanying condensed consolidated balance sheets.	the Company shall pay UMB; (i) a license fee, (ii) certain event-based milestone payments (see below for payment terms), (iii) royalty payments depending on net revenues (see below for payment terms), and (iv) a tiered percentage of sublicense income. The Company shall pay to UMB a license fee of $75,000, payable as follows: (a) $25,000 shall be due within 30 days following the effective date; and (b) $50,000 on or before the first anniversary of the effective date. The license fee is non-refundable and is not creditable against any other fee, royalty or payment. The Company shall be responsible for payment of all patent expenses in connection with preparing, filing, prosecution and maintenance of patents or patent applications relating to the patent rights. The Company paid $25,000 license fee on February 17, 2021 which was recorded as prepaid expense and is being amortized over the 15-year term. The Company recognized amortization expense of $4,375 during the year ended December 31, 2021. At December 31, 2021, prepaid expense and other current assets – current amounted $5,000 and prepaid expense – non-current amounts $15,625 as reflected in the accompanying consolidated balance sheets.
Royalty payments terms, description												(i)3% on sales of licensed products (as defined in the Master License Agreement) during the applicable calendar year for sales less than $50,000,000; and (ii)5% on sales of licensed products during the applicable calendar year for sales greater than $50,000,000	(i)3% on sales of licensed products (as defined in the Master License Agreement) during the applicable calendar year for sales less than $50,000,000; and
Recognized amortization expenses													$ 92,095
Payment of sponsored research amount													838
Prepaid expenses – non-current												$ 10,824	11,034
Non-refundable cash payment						$ 500,000						$ 500,000	$ 500,000
Net sale percentage												2.00%	2.00%
Licensor share (in Shares) | shares					500							500	500
Aggregate of converted shares (in Shares) | shares					625,000							625,000	625,000
Revenue term						15 years						15 years	15 years
Number of voting shares (in Shares) | shares													20,000
Reverse stock split vote, description												(i) the date that the Reverse Stock Split Vote is approved by Aikido’s stockholders and (ii) December 31, 2021, at the option of the holder, into such number of shares of Aikido’s common stock determined by dividing the Stated Value by the Conversion Price. “Stated Value” means $1,000. “Conversion Price” means $0.80, subject to adjustment.Prior to the April 12, 2021 issuance of the common stock in lieu of the Series M Convertible Preferred Stock as discussed above, the Company valued the 500 Series M Convertible Preferred stock which was equivalent into Aikido’s 625,000 shares of common stock at a fair value of $0.85 per common share or $531,250 based quoted trading price of Aikido’s common stock on the date of grant. The Company recorded an equity investment of $531,250 (see Note 3) and deferred revenue of $531,250 to be recognized as revenues over the term of the license.	(i) the date that the Reverse Stock Split Vote is approved by Aikido’s stockholders and (ii) December 31, 2021, at the option of the holder, into such number of shares of Aikido’s common stock determined by dividing the Stated Value by the Conversion Price. “Stated Value” means $1,000. “Conversion Price” means $0.80, subject to adjustment.Prior to the April 12, 2021 issuance of the common stock in lieu of the Series M Convertible Preferred Stock as discussed above, the Company valued the 500 Series M Convertible Preferred stock which was equivalent into Aikido’s 625,000 shares of common stock at a fair value of $0.85 per common share or $531,250 based quoted trading price of Aikido’s common stock on the date of grant. The Company recorded an equity investment of $531,250 (see Note 3) and deferred revenue of $531,250 to be recognized as revenues over the term of the license.
Deferred revenue												$ 1,031,250	$ 1,031,250
Cash received												500,000	500,000
Securities received												531,250	531,250
Recognized revenues												17,187	68,750
Recognized revenue													68,750
Revenue long term portion amounts												$ 876,563	$ 893,750
Consideration fee payable percentage												110.00%	110.00%
Upfront license fees								$ 50,000				$ 50,000	$ 50,000
First commercial sale												10 years	10 years
Agreement shall expire												15 years	15 years
Recognized revenues													$ 2,514
Deferred revenue – current portion												$ 72,102	72,102
Deferred revenue long-term													44,134
Total fee													507,602		€ 433,885
Payment, description									the Company paid the first payment of $101,520 which was recorded to prepaid expense and other current assets – current of which approximately $22,318 was amortized in fiscal 2020. In September 2021, the Company notified Maastricht University of Netherlands for an early termination of this agreement. Maastricht University of Netherlands has not reached the second phase which is to obtain approval from ethical committee. The Company has no further obligation after the termination. During the year ended December 31, 2021, the Company amortized the remaining prepaid expense of $79,202.
Sponsored study agreement, description						The total cost under the Sponsored Study Agreement shall not exceed $81,474 which is payable in two equal installments of $40,737 upon execution of the Sponsored Study Agreement and $40,737 upon completion of the project with an estimated project timeline of nine months. The Company paid $40,737 on January 13, 2021 which was recorded in prepaid expense to be amortized over the nine-month period. Currently, the project has not been completed due to the delays cause by the Covid-19 pandemic. During the year ended December 31, 2021, the Company fully amortized the prepaid expense of $40,737.						The total cost under the Sponsored Study Agreement shall not exceed $81,474 which is payable in two equal installments of $40,737 upon execution of the Sponsored Study Agreement and $40,737 upon completion of the project with an estimated project timeline of nine months. The Company paid $40,737 on January 13, 2021 which was recorded in prepaid expense to be amortized over the nine-month period. Currently, the project has not been completed due to the delays cause by the Covid-19 pandemic. During the year ended December 31, 2021, the Company fully amortized the prepaid expense of $40,737.
Total fee			$ 342,850	$ 342,850
Sponsored research agreement, description			The Company paid the first payment of $40,000 pursuant to the payment schedule on the Sponsored Research Agreement on June 15, 2021, second payment of $40,000 on September 9, 2021 and $20,570 on November 18, 2021 which were recorded to prepaid expense and other current assets – current to be amortized over the two-year period. During the year ended December 31, 2021, the Company amortized $92,855 of the prepaid expense leaving a prepaid asset of $7,715 at December 31, 2021.Sponsored Research Agreement with University of Maryland, Baltimore On July 6, 2021, the Company and University of Maryland, Baltimore (“UMB”) entered into a sponsored research agreement (“July 2021 Sponsored Research Agreement”) pursuant to which UMB shall evaluate the pharmacokinetics of dexamethasone delivered to arthritic rats via liposome. The research pursuant to the July 2021 Sponsored Research Agreement shall commence on September 1, 2021 and will continue until the substantial completion thereof, subject to renewal upon written consent of the parties. The July 2021 Sponsored Research Agreement may be terminated by either party upon 30 days’ prior written notice to the other party. In addition, if either party commits any material breach of or defaults with respect to any terms or conditions of the July 2021 Sponsored Research Agreement and fails to remedy such default or breach within 10 business days after written notice from the other party, the party giving notice may terminate the July 2021 Sponsored Research Agreement as of the date of receipt of such notice by the other party. If the Company terminates the July 2021 Sponsored Research Agreement for any reason other than an uncured material breach by UMB, the Company shall relinquish any and all rights it may have in the Results (as defined in the July 2021 Sponsored Research Agreement) to UMB. In addition, if the July 2021 Sponsored Research Agreement is terminated early, the Company, among other things, will pay all costs incurred and accrued by UMB as of the date of termination. Pursuant to the terms of the July 2021 Sponsored Research Agreement, UMB granted the Company an option (the “Option”) to negotiate and obtain an exclusive license to any UMB Arising IP (as defined in the July 2021 Sponsored Research Agreement) and UMB’s rights in any Joint Arising IP (as defined in the July 2021 Sponsored Research Agreement) (collectively, the “UMB IP”). The Company may exercise the Option by giving UMB written notice within 60 days after it receives notice from UMB of the UMB IP. Pursuant to the July 2021 Sponsored Research Agreement, the Company shall pay UMB the fees below: Payment 1 $ 92,095 Upon execution of the July 2021 Sponsored Research Agreement 2 $ 92,095 Six months after the start of project work as outlined in the July 2021 Sponsored Research Agreement 3 $ 92,095 Upon completion of the project work as outlined in the July 2021 Sponsored Research Agreement The Company paid the first payment of $92,095 on September 1, 2021 which was recorded to prepaid expense and other current assets – current to be amortized over the estimated project timeline of twelve months. During the year ended December 31, 2021, the Company fully amortized the prepaid expense of $92,095. Sponsored Research Agreement with Columbia University On October 1, 2021, the Company entered into a sponsored research agreement with Columbia University pursuant to which the Company has been granted an option to license certain assets currently under development, including Alzheimer’s disease. The term of the option will commence on the effective date of this agreement and will expire upon the earlier of (i) 90 days after the date of the Company’s receipt of a final research report for each specific research proposal as defined in the agreement or (ii) termination of the research. If the Company elects to exercise the option, both parties will commence negotiation of a license agreement and will execute a license agreement no later than 3 months after the dated of the exercise of the option. Columbia University and the Company will work towards developing a therapeutic treatment for patients suffering from Alzheimer’s disease to post-traumatic stress disorder. During a one-year period from the date of this agreement, the Company shall pay a total of $1,436,082 to Columbia University for the support of the research according to the payment schedule as follows: (i) 30% at signing, (ii) 30% at four and half months after the start of the project, (iii) 30% at nine months after the start of the project and, (iv)10% at completion of the project. The Company paid the first payment of $430,825 in November 2021 which was recorded to prepaid expense and other current assets – current to be amortized over the estimated project timeline of twelve months. During the year ended December 31, 2021, the Company amortized $359,021 of the prepaid expense	The Company paid the first payment of $40,000 pursuant to the payment schedule on the Sponsored Research Agreement on June 15, 2021, second payment of $40,000 on September 9, 2021 and $20,570 on November 18, 2021, third payment of $60,570 on March 1, 2022, which were recorded to prepaid expense and other current assets – current to be amortized over the two-year period. In 2021, the Company amortized $92,855 of the prepaid expense. During the three months ended March 31, 2022, the Company amortized $25,429 of the prepaid expense leaving a prepaid asset of $25,429 at March 31, 2022.
Prepaid expense leaving a prepaid asset									$ 241,091			$ 206,451	145,324
Company paid cash	$ 92,095												5,000
Payment of university												$ 5,000	$ 5,000
Risk free interest rate												1.18%	0.50%
Expected dividend yield													0.00%
Expected term													5 years
Expected volatility													169.00%
Deferred compensation balance												$ 49,906
Prepaid expense and other current assets current amounted												838	$ 838
Aggregate of restricted shares (in Shares) | shares					625,000
Deferred revenue current portion												68,750	68,750
Deferred revenue long-term portion												43,296	$ 893,750
Company paid second payment														$ 50,000
Agreement, description													the Company paid $5,000 related to this agreement. During the three months ended March 31, 2022, the Company paid $5,000 related to this agreement.
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Salary was increased													$ 120,000			$ 120,000
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Salary was increased													180,000			$ 180,000
Sublicense Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Sublicense income, percentage								25.00%
Sublicense agreement amount paid								$ 12,500
Recognized amortization expenses													628
Recognized revenues												838	$ 2,514
Amortization expense												210
Deferred revenue current portion												$ 3,352
Columbia University [Member]
Commitments and Contingencies (Details) [Line Items]
Sponsored research agreement, description												If the Company elects to exercise the option, both parties will commence negotiation of a license agreement and will execute a license agreement no later than 3 months after the dated of the exercise of the option. Columbia University and the Company will work towards developing a therapeutic treatment for patients suffering from Alzheimer’s disease to post-traumatic stress disorder. During a one-year period from the date of this agreement, the Company shall pay a total of $1,436,082 to Columbia University for the support of the research according to the payment schedule as follows: (i) 30% at signing, (ii) 30% at four and half months after the start of the project, (iii) 30% at nine months after the start of the project and, (iv)10% at completion of the project. The Company paid the first payment of $430,825 in November 2021 which was recorded to prepaid expense and other current assets – current to be amortized over the estimated project timeline of twelve months. In 2021, the Company amortized $359,021 of the prepaid expense. During the three months ended March 31, 2022, the Company amortized the remaining prepaid expense of $71,804. As of March 31, 2022 and December 31, 2021, prepaid expense related to the sponsored research agreement were $0 and $71,804, respectively.	If the Company elects to exercise the option, both parties will commence negotiation of a license agreement and will execute a license agreement no later than 3 months after the dated of the exercise of the option. Columbia University and the Company will work towards developing a therapeutic treatment for patients suffering from Alzheimer’s disease to post-traumatic stress disorder. During a one-year period from the date of this agreement, the Company shall pay a total of $1,436,082 to Columbia University for the support of the research according to the payment schedule as follows: (i) 30% at signing, (ii) 30% at four and half months after the start of the project, (iii) 30% at nine months after the start of the project and, (iv)10% at completion of the project. The Company paid the first payment of $430,825 in November 2021 which was recorded to prepaid expense and other current assets – current to be amortized over the estimated project timeline of twelve months. During the year ended December 31, 2021, the Company amortized $359,021 of the prepaid expense. As of December 31, 2021, prepaid expense related to the sponsored research agreement was $71,804.
Prepaid expense leaving a prepaid asset													$ 7,715
Dr. James Kuo [Member]
Commitments and Contingencies (Details) [Line Items]
Employment agreement, description							James Kuo entered into an employment agreement (“Kuo Employment Agreement”) for Dr. Kuo to serve as the Vice President of Research & Development. The Kuo Employment Agreement shall be effective as of the date of the agreement and shall automatically renew for a period of one year at every anniversary of the effective date, with the same terms and conditions, unless either party provides written notice of its intention not to extend the term of the Kuo Employment Agreement at least thirty days’ prior to the applicable renewal date. Dr. Kuo shall be paid an annual base salary of $30,000. For each twelve-month period of his employment, Dr. Kuo shall be entitled to a bonus whereby amount and terms shall be in the sole and absolute discretion of the Board of Directors (“Board”) and shall be payable at the Company’s sole option in stock or in cash. In addition, an aggregate of 800,000 incentive stock options were granted under the 2020 Plan to Dr. Kou, exercisable at $0.20 per share and expires on January 31, 2032. The stock options vest as follows: (i) 300,000 stock options upon issuance; (ii) 250,000 vests on October 31, 2022 and; (iii) 250,000 vests on October 31, 2023.
Stock option (in Shares) | shares												800,000
Fair value of stock option												$ 94,914
Expected dividend yield												0.00%
Expected term												2 years
Expected volatility												117.00%
Fair value of the unvested stock option												$ 59,322
Amortized deferred compensation												9,416
Deferred compensation balance												49,906
Aikido [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred revenue current portion													3,352
Deferred revenue long-term portion													44,134
Master License Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Upfront license fees												$ 1,900,000	1,900,000
Sublicense Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred revenue – current portion													$ 3,352
JV Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Pursuant terms, description												(A) the Company shall contribute (1) $225,000 and (2) its expertise and the expertise of its science advisory board and (B) ZTI shall contribute (1) certain rights to certain of its patented technology as set forth in the JV Agreement, (2) a license to the know-how and trade secrets with respect to its Z-pod™ technology for the loading and release of ketamine, (3) ketamine to be used for clinical purposes, (4) reasonable use of its facilities and permits and (5) its expertise and know-how. Pursuant to the JV Agreement, 51% of the interest in the Joint Venture shall initially be owned by the Company and 49% of the interest in the Joint Venture shall initially be owned by ZTI, subject to adjustment in the event of additional contributions by either party. Notwithstanding the foregoing, in no event shall either party own more than 60% of the interest in the Joint Venture.	(A) the Company shall contribute (1) $225,000 and (2) its expertise and the expertise of its science advisory board and (B) ZTI shall contribute (1) certain rights to certain of its patented technology as set forth in the JV Agreement, (2) a license to the know-how and trade secrets with respect to its Z-pod™ technology for the loading and release of ketamine, (3) ketamine to be used for clinical purposes, (4) reasonable use of its facilities and permits and (5) its expertise and know-how. Pursuant to the JV Agreement, 51% of the interest in the Joint Venture shall initially be owned by the Company and 49% of the interest in the Joint Venture shall initially be owned by ZTI, subject to adjustment in the event of additional contributions by either party. Notwithstanding the foregoing, in no event shall either party own more than 60% of the interest in the Joint Venture.